Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 65	$ (114)
Net losses (gains) on derivative instruments	132	(328)
Other	(5)	(2)
Other finance costs (income)	$ 192	$ (444)